Principal Funds, Inc.
Supplement dated March 24, 2017
to the Statutory Prospectus dated March 1, 2017
(as supplemented on March 17, 2017)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | California Municipal Fund [Member]
CALIFORNIA MUNICIPAL FUND
Effective March 24, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - California Municipal Fund [Member]	California Municipal Fund, Class A [Member]	California Municipal Fund, Class C [Member]	California Municipal Fund, Class P [Member]		California Municipal Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		none
Component1 Other Expenses	0.05%	0.05%	0.05%		0.05%
Component2 Other Expenses	0.07%	0.15%	0.12%		0.71%
Other Expenses (as a percentage of Assets):	0.12%	0.20%	0.17%		0.76%
Expenses (as a percentage of Assets)	0.82%	1.65%	0.62%		1.21%
Fee Waiver or Reimbursement	none	none	(0.06%)	[1]	(0.65%)	[1]
Net Expenses (as a percentage of Assets)	0.82%	1.65%	0.56%		0.56%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.51% for Class P and 0.51% for Institutional Class shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
Effective March 24, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - California Municipal Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
California Municipal Fund, Class A [Member]	456	627	813	1,350
California Municipal Fund, Class C [Member]	268	520	897	1,955
California Municipal Fund, Class P [Member]	57	192	340	769
California Municipal Fund, Institutional Class [Member]	57	320	602	1,408

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | California Municipal Fund [Member] | California Municipal Fund, Class C [Member] | USD ($)	168	520	897	1,955

PFI Prospectus [Member] | Diversified International Fund [Member]
DIVERSIFIED INTERNATIONAL FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Diversified International Fund [Member]		Diversified International Fund, Class A [Member]		Diversified International Fund, Class C [Member]		Diversified International Fund, Class J [Member]		Diversified International Fund, Institutional Class [Member]		Diversified International Fund, Class R-1 [Member]		Diversified International Fund, Class R-2 [Member]		Diversified International Fund, Class R-3 [Member]		Diversified International Fund, Class R-4 [Member]		Diversified International Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.83%		0.83%		0.83%		0.83%		0.83%		0.83%		0.83%		0.83%		0.83%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.28%		0.47%		0.18%		0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.36%		2.30%		1.16%		0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
Fee Waiver or Reimbursement		none		(0.22%)	[2]	none		none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.36%		2.08%		1.16%		0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Diversified International Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Diversified International Fund, Class A [Member]	681	957	1,254	2,095
Diversified International Fund, Class C [Member]	311	697	1,210	2,619
Diversified International Fund, Class J [Member]	218	368	638	1,409
Diversified International Fund, Institutional Class [Member]	87	271	471	1,049
Diversified International Fund, Class R-1 [Member]	175	542	933	2,030
Diversified International Fund, Class R-2 [Member]	162	502	866	1,889
Diversified International Fund, Class R-3 [Member]	144	446	771	1,691
Diversified International Fund, Class R-4 [Member]	124	387	670	1,477
Diversified International Fund, Class R-5 [Member]	112	350	606	1,340

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Diversified International Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Diversified International Fund, Class C [Member]	211	697	1,210	2,619
Diversified International Fund, Class J [Member]	118	368	638	1,409

PFI Prospectus [Member] | Equity Income Fund [Member]
EQUITY INCOME FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Equity Income Fund [Member]	Equity Income Fund, Class A [Member]	Equity Income Fund, Class C [Member]	Equity Income Fund, Institutional Class [Member]		Equity Income Fund, Class R-1 Shares [Member]	Equity Income Fund, Class R-2 Shares [Member]	Equity Income Fund, Class R-3 Shares [Member]	Equity Income Fund, Class R-4 Shares [Member]	Equity Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		0.35%	0.30%	0.25%	0.10%	none
Other Expenses (as a percentage of Assets):	0.15%	0.14%	0.01%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)	0.91%	1.65%	0.52%		1.39%	1.26%	1.08%	0.89%	0.77%
Fee Waiver or Reimbursement	none	none	none	[1]	none	none	none	none	none
Net Expenses (as a percentage of Assets)	0.91%	1.65%	0.52%		1.39%	1.26%	1.08%	0.89%	0.77%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Equity Income Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Equity Income Fund, Class A [Member]	638	824	1,026	1,608
Equity Income Fund, Class C [Member]	268	520	897	1,955
Equity Income Fund, Institutional Class [Member]	53	167	291	653
Equity Income Fund, Class R-1 Shares [Member]	142	440	761	1,669
Equity Income Fund, Class R-2 Shares [Member]	128	400	692	1,523
Equity Income Fund, Class R-3 Shares [Member]	110	343	595	1,317
Equity Income Fund, Class R-4 Shares [Member]	91	284	493	1,096
Equity Income Fund, Class R-5 Shares [Member]	79	246	428	954

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Equity Income Fund [Member] | Equity Income Fund, Class C [Member] | USD ($)	168	520	897	1,955

PFI Prospectus [Member] | Finisterre Unconstrained Emerging Markets Bond Fund [Member]
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Finisterre Unconstrained Emerging Markets Bond Fund [Member]		Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]	Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		1.02%	1.02%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):	[1]	0.60%	0.43%
Expenses (as a percentage of Assets)		1.87%	1.45%
Fee Waiver or Reimbursement	[2]	(0.40%)	(0.33%)
Net Expenses (as a percentage of Assets)		1.47%	1.12%
[1]	Based on estimated expenses for the current fiscal year.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.47% for Class A and 1.12% for Institutional Class shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Finisterre Unconstrained Emerging Markets Bond Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]	519	903
Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]	114	426

PFI Prospectus [Member] | Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Global Diversified Income Fund [Member]	Global Diversified Income Fund, Class A [Member]	Global Diversified Income Fund, Class C [Member]	Global Diversified Income Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Component1 Other Expenses	0.10%	0.10%	0.10%
Component2 Other Expenses	0.12%	0.13%	0.04%
Other Expenses (as a percentage of Assets):	0.22%	0.23%	0.14%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.20%	1.96%	0.87%
Fee Waiver or Reimbursement	none	none	none	[1]
Net Expenses (as a percentage of Assets)	1.20%	1.96%	0.87%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Global Diversified Income Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Diversified Income Fund, Class A [Member]	493	742	1,010	1,775
Global Diversified Income Fund, Class C [Member]	299	615	1,057	2,285
Global Diversified Income Fund, Institutional Class [Member]	89	278	482	1,073

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class C [Member] | USD ($)	199	615	1,057	2,285

PFI Prospectus [Member] | Global Real Estate Securities Fund [Member]
GLOBAL REAL ESTATE SECURITIES FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Global Real Estate Securities Fund [Member]	Global Real Estate Securities Fund, Class A [Member]	Global Real Estate Securities Fund, Class C [Member]		Global Real Estate Securities Fund, Institutional Class [Member]		Global Real Estate Securities Fund, Class R-3 [Member]	Global Real Estate Securities Fund, Class R-4 [Member]	Global Real Estate Securities Fund, Class R-5 [Member]	Global Real Estate Securities Fund, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)	0.86%	0.86%		0.86%		0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.25%	1.00%		none		0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.21%	0.25%		0.04%		0.33%	0.29%	0.27%	2.66%
Expenses (as a percentage of Assets)	1.32%	2.11%		0.90%		1.44%	1.25%	1.13%	3.52%
Fee Waiver or Reimbursement	none	none	[1]	none	[2]	none	none	none	(2.64%)	[1]
Net Expenses (as a percentage of Assets)	1.32%	2.11%		0.90%		1.44%	1.25%	1.13%	0.88%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Global Real Estate Securities Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Real Estate Securities Fund, Class A [Member]	677	945	1,234	2,053
Global Real Estate Securities Fund, Class C [Member]	314	661	1,134	2,441
Global Real Estate Securities Fund, Institutional Class [Member]	92	287	498	1,108
Global Real Estate Securities Fund, Class R-3 [Member]	147	456	787	1,724
Global Real Estate Securities Fund, Class R-4 [Member]	127	397	686	1,511
Global Real Estate Securities Fund, Class R-5 [Member]	115	359	622	1,375
Global Real Estate Securities Fund, Class R-6 Shares [Member]	90	834	1,600	3,616

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example)
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class C [Member] | USD ($)	214	661	1,134	2,441

PFI Prospectus [Member] | Government & High Quality Bond Fund [Member]
GOVERNMENT & HIGH QUALITY BOND FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Government & High Quality Bond Fund [Member]		Government & High Quality Bond Fund, Class A [Member]		Government & High Quality Bond Fund, Class C [Member]		Government & High Quality Bond Fund, Class J [Member]		Government & High Quality Bond Fund, Institutional Class [Member]		Government & High Quality Bond Fund, Class R-1 [Member]		Government & High Quality Bond Fund, Class R-2 [Member]		Government & High Quality Bond Fund, Class R-3 [Member]		Government & High Quality Bond Fund, Class R-4 [Member]		Government & High Quality Bond Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.50%		0.50%		0.50%		0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.16%		0.18%		0.17%		0.03%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.91%		1.68%		0.82%		0.53%		1.38%		1.25%		1.07%		0.88%		0.76%
Fee Waiver or Reimbursement		none	[2]	(0.05%)	[2]	none		none	[3]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]
Net Expenses (as a percentage of Assets)		0.91%		1.63%		0.82%		0.53%		1.29%		1.16%		0.98%		0.79%		0.67%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.63% for Class C, 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Government & High Quality Bond Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government & High Quality Bond Fund, Class A [Member]	316	509	718	1,319
Government & High Quality Bond Fund, Class C [Member]	266	525	908	1,983
Government & High Quality Bond Fund, Class J [Member]	184	262	455	1,014
Government & High Quality Bond Fund, Institutional Class [Member]	54	170	296	665
Government & High Quality Bond Fund, Class R-1 [Member]	131	428	747	1,650
Government & High Quality Bond Fund, Class R-2 [Member]	118	388	678	1,503
Government & High Quality Bond Fund, Class R-3 [Member]	100	331	581	1,298
Government & High Quality Bond Fund, Class R-4 [Member]	81	272	479	1,076
Government & High Quality Bond Fund, Class R-5 [Member]	68	234	414	934

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Government & High Quality Bond Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Government & High Quality Bond Fund, Class C [Member]	166	525	908	1,983
Government & High Quality Bond Fund, Class J [Member]	84	262	455	1,014

PFI Prospectus [Member] | High Yield Fund [Member]
HIGH YIELD FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - High Yield Fund [Member]	High Yield Fund, Class A [Member]	High Yield Fund, Class C [Member]	High Yield Fund, Institutional Class [Member]		High Yield Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%		0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		none
Other Expenses (as a percentage of Assets):	0.14%	0.14%	0.13%		176.25%	[1]
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%		0.01%
Expenses (as a percentage of Assets)	0.91%	1.66%	0.65%		176.77%
Fee Waiver or Reimbursement	none	none	(0.03%)	[2]	(176.23%)	[2]
Net Expenses (as a percentage of Assets)	0.91%	1.66%	0.62%		0.54%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - High Yield Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
High Yield Fund, Class A [Member]	464	654	860	1,453
High Yield Fund, Class C [Member]	269	523	902	1,965
High Yield Fund, Institutional Class [Member]	63	205	359	808
High Yield Fund, Class R-6 [Member]	55	791	1,170	1,649

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | High Yield Fund [Member] | High Yield Fund, Class C [Member] | USD ($)	169	523	902	1,965

PFI Prospectus [Member] | Income Fund [Member]
INCOME FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Income Fund [Member]		Income Fund, Class A [Member]		Income Fund, Class C [Member]		Income Fund, Class J [Member]		Income Fund, Institutional Class [Member]		Income Fund, Class R-1 Shares [Member]		Income Fund, Class R-2 Shares [Member]		Income Fund, Class R-3 Shares [Member]		Income Fund, Class R-4 Shares [Member]		Income Fund, Class R-5 Shares [Member]	Income Fund, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.48%		0.48%		0.48%		0.48%		0.48%		0.48%		0.48%		0.48%		0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.21%		0.14%		0.01%		0.53%		0.45%		0.32%		0.28%		0.26%	0.32%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%		0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.81%
Fee Waiver or Reimbursement		none		none		none		none	[2]	none		none		none		none		none	(0.31%)	[3]
Net Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%		0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.50%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.58% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Income Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Income Fund, Class A [Member]	314	502	707	1,296
Income Fund, Class C [Member]	273	536	923	2,009
Income Fund, Class J [Member]	180	249	433	966
Income Fund, Institutional Class [Member]	51	160	280	628
Income Fund, Class R-1 Shares [Member]	139	434	750	1,646
Income Fund, Class R-2 Shares [Member]	126	393	681	1,500
Income Fund, Class R-3 Shares [Member]	108	337	585	1,294
Income Fund, Class R-4 Shares [Member]	89	278	482	1,073
Income Fund, Class R-5 Shares [Member]	77	240	417	930
Income Fund, Class R-6 Shares [Member]	51	228	419	973

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Income Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Income Fund, Class C [Member]	173	536	923	2,009
Income Fund, Class J [Member]	80	249	433	966

PFI Prospectus [Member] | International Emerging Markets Fund [Member]
INTERNATIONAL EMERGING MARKETS FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - International Emerging Markets Fund [Member]		International Emerging Markets Fund, Class A [Member]		International Emerging Markets Fund, Class C [Member]		International Emerging Markets Fund, Class J [Member]		International Emerging Markets Fund, Institutional Class [Member]		International Emerging Markets Fund, Class R-1 [Member]		International Emerging Markets Fund, Class R-2 [Member]		International Emerging Markets Fund, Class R-3 [Member]		International Emerging Markets Fund, Class R-4 [Member]		International Emerging Markets Fund, Class R-5 [Member]	International Emerging Markets Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		1.19%		1.19%		1.19%		1.19%		1.19%		1.19%		1.19%		1.19%		1.19%	1.19%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.76%		0.28%		0.08%		0.59%		0.51%		0.38%		0.34%		0.32%	176.31%	[2]
Expenses (as a percentage of Assets)		1.87%		2.95%		1.62%		1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	177.50%
Fee Waiver or Reimbursement		(0.26%)	[3]	(0.29%)	[3]	(0.10%)	[3]	none	[4]	none		none		none		none		none	(176.29%)	[3]
Net Expenses (as a percentage of Assets)		1.61%		2.66%		1.52%		1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	1.21%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.61% for Class A, 2.66% for Class C and 1.52% for Class J shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.34% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - International Emerging Markets Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Emerging Markets Fund, Class A [Member]	705	1,082	1,483	2,600
International Emerging Markets Fund, Class C [Member]	369	885	1,527	3,250
International Emerging Markets Fund, Class J [Member]	255	501	872	1,914
International Emerging Markets Fund, Institutional Class [Member]	129	403	697	1,534
International Emerging Markets Fund, Class R-1 [Member]	216	667	1,144	2,462
International Emerging Markets Fund, Class R-2 [Member]	203	627	1,078	2,327
International Emerging Markets Fund, Class R-3 [Member]	185	573	985	2,137
International Emerging Markets Fund, Class R-4 [Member]	166	514	887	1,933
International Emerging Markets Fund, Class R-5 [Member]	154	477	824	1,802
International Emerging Markets Fund, Class R-6 [Member]	123	820	1,186	1,673

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - International Emerging Markets Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Emerging Markets Fund, Class C [Member]	269	885	1,527	3,250
International Emerging Markets Fund, Class J [Member]	155	501	872	1,914

PFI Prospectus [Member] | International Fund I [Member]
INTERNATIONAL FUND I
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - International Fund I [Member]	International Fund I, Class A [Member]		International I Fund, Institutional Class [Member]		International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]	International I Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)	0.90%		0.90%		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%		none		0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.88%		0.11%		0.60%	0.52%	0.39%	0.35%	0.33%	176.32%	[1]
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	2.04%		1.02%		1.86%	1.73%	1.55%	1.36%	1.24%	177.23%
Fee Waiver or Reimbursement	(0.58%)	[2]	(0.01%)	[2]	none	none	none	none	none	(176.30%)	[2]
Net Expenses (as a percentage of Assets)	1.46%		1.01%		1.86%	1.73%	1.55%	1.36%	1.24%	0.93%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 1.00% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - International Fund I [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Fund I, Class A [Member]	690	1,102	1,537	2,745
International I Fund, Institutional Class [Member]	103	324	562	1,247
International I Fund, Class R-1 [Member]	189	585	1,006	2,180
International I Fund, Class R-2 [Member]	176	545	939	2,041
International I Fund, Class R-3 [Member]	158	490	845	1,845
International I Fund, Class R-4 [Member]	138	431	745	1,635
International I Fund, Class R-5 [Member]	126	393	681	1,500
International I Fund, Class R-6 [Member]	95	806	1,177	1,661

PFI Prospectus [Member] | LargeCap Growth Fund [Member]
LARGECAP GROWTH FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - LargeCap Growth Fund [Member]		LargeCap Growth Fund, Class A [Member]		LargeCap Growth Fund, Class C [Member]		LargeCap Growth Fund, Class J [Member]		LargeCap Growth Fund, Institutional Class [Member]		LargeCap Growth Fund, Class R-1 [Member]		LargeCap Growth Fund, Class R-2 [Member]		LargeCap Growth Fund, Class R-3 [Member]		LargeCap Growth Fund, Class R-4 [Member]		LargeCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.23%		0.35%		0.16%		0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%		0.65%		1.52%		1.39%		1.21%		1.02%		0.90%
Fee Waiver or Reimbursement		none		none		none		none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%		0.65%		1.52%		1.39%		1.21%		1.02%		0.90%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - LargeCap Growth Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth Fund, Class A [Member]	657	883	1,128	1,827
LargeCap Growth Fund, Class C [Member]	301	621	1,068	2,306
LargeCap Growth Fund, Class J [Member]	196	300	520	1,155
LargeCap Growth Fund, Institutional Class [Member]	66	208	362	810
LargeCap Growth Fund, Class R-1 [Member]	155	480	829	1,813
LargeCap Growth Fund, Class R-2 [Member]	142	440	761	1,669
LargeCap Growth Fund, Class R-3 [Member]	123	384	665	1,466
LargeCap Growth Fund, Class R-4 [Member]	104	325	563	1,248
LargeCap Growth Fund, Class R-5 [Member]	92	287	498	1,108

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - LargeCap Growth Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Growth Fund, Class C [Member]	201	621	1,068	2,306
LargeCap Growth Fund, Class J [Member]	96	300	520	1,155

PFI Prospectus [Member] | LargeCap Growth Fund I [Member]
LARGECAP GROWTH FUND I
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - LargeCap Growth Fund I [Member]		LargeCap Growth I Fund, Class A [Member]		LargeCap Growth I Fund, Class J [Member]		LargeCap Growth I Fund, Institutional Class [Member]		LargeCap Growth I Fund, Class R-1 [Member]		LargeCap Growth I Fund, Class R-2 [Member]		LargeCap Growth I Fund, Class R-3 [Member]		LargeCap Growth I Fund, Class R-4 [Member]		LargeCap Growth I Fund, Class R-5 [Member]	LargeCap Growth Fund I, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.60%		0.60%		0.60%		0.60%		0.60%		0.60%		0.60%		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.32%		0.15%		0.04%		0.54%		0.46%		0.33%		0.29%		0.27%	0.72%
Expenses (as a percentage of Assets)		1.17%		0.90%		0.64%		1.49%		1.36%		1.18%		0.99%		0.87%	1.32%
Fee Waiver or Reimbursement	[2]	(0.02%)	[3]	(0.02%)		(0.02%)	[4]	(0.02%)		(0.02%)		(0.02%)		(0.02%)		(0.02%)	(0.72%)	[3]
Net Expenses (as a percentage of Assets)		1.15%		0.88%		0.62%		1.47%		1.34%		1.16%		0.97%		0.85%	0.60%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PMC, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.66% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - LargeCap Growth Fund I [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth I Fund, Class A [Member]	661	899	1,156	1,891
LargeCap Growth I Fund, Class J [Member]	190	285	497	1,106
LargeCap Growth I Fund, Institutional Class [Member]	63	203	355	796
LargeCap Growth I Fund, Class R-1 [Member]	150	469	811	1,778
LargeCap Growth I Fund, Class R-2 [Member]	136	429	743	1,633
LargeCap Growth I Fund, Class R-3 [Member]	118	373	647	1,430
LargeCap Growth I Fund, Class R-4 [Member]	99	313	545	1,211
LargeCap Growth I Fund, Class R-5 [Member]	87	276	480	1,071
LargeCap Growth Fund I, Class R-6 Shares [Member]	61	347	654	1,527

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | LargeCap Growth Fund I [Member] | LargeCap Growth I Fund, Class J [Member] | USD ($)	90	285	497	1,106

PFI Prospectus [Member] | LargeCap Value Fund [Member]
LARGECAP VALUE FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - LargeCap Value Fund [Member]		LargeCap Value Fund, Class A [Member]		LargeCap Value Fund, Class C [Member]		LargeCap Value Fund, Class J [Member]		LargeCap Value Fund, Institutional Class [Member]		LargeCap Value Fund, Class R-1 [Member]		LargeCap Value Fund, Class R-2 [Member]		LargeCap Value Fund, Class R-3 [Member]		LargeCap Value Fund, Class R-4 [Member]		LargeCap Value Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.42%		0.42%		0.42%		0.42%		0.42%		0.42%		0.42%		0.42%		0.42%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.20%		0.61%		0.16%		0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.87%		2.03%		0.73%		0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement		none		(0.33%)	[2]	none		none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		0.87%		1.70%		0.73%		0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - LargeCap Value Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Value Fund, Class A [Member]	634	812	1,006	1,564
LargeCap Value Fund, Class C [Member]	273	605	1,063	2,332
LargeCap Value Fund, Class J [Member]	175	233	406	906
LargeCap Value Fund, Institutional Class [Member]	44	138	241	542
LargeCap Value Fund, Class R-1 [Member]	132	412	713	1,568
LargeCap Value Fund, Class R-2 [Member]	119	372	644	1,420
LargeCap Value Fund, Class R-3 [Member]	101	315	547	1,213
LargeCap Value Fund, Class R-4 [Member]	82	255	444	990
LargeCap Value Fund, Class R-5 [Member]	69	218	379	847

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - LargeCap Value Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Value Fund, Class C [Member]	173	605	1,063	2,332
LargeCap Value Fund, Class J [Member]	75	233	406	906

PFI Prospectus [Member] | MidCap Fund [Member]
MIDCAP FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - MidCap Fund [Member]		MidCap Fund, Class A [Member]		MidCap Fund, Class C [Member]		MidCap Fund, Class J [Member]		MidCap Fund, Institutional Class [Member]		MidCap Fund, Class R-1 [Member]		MidCap Fund, Class R-2 [Member]		MidCap Fund, Class R-3 [Member]		MidCap Fund, Class R-4 [Member]		MidCap Fund, Class R-5 [Member]	MidCap Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.59%		0.59%		0.59%		0.59%		0.59%		0.59%		0.59%		0.59%		0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.14%		0.08%		0.09%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%		0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	176.84%
Fee Waiver or Reimbursement		none		none		none		none	[3]	none		none		none		none		none	(176.23%)	[4]
Net Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%		0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	0.61%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - MidCap Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Fund, Class A [Member]	645	848	1,067	1,696
MidCap Fund, Class C [Member]	276	545	939	2,041
MidCap Fund, Class J [Member]	184	262	455	1,014
MidCap Fund, Institutional Class [Member]	69	218	379	847
MidCap Fund, Class R-1 [Member]	150	465	803	1,757
MidCap Fund, Class R-2 [Member]	136	425	734	1,613
MidCap Fund, Class R-3 [Member]	118	368	638	1,409
MidCap Fund, Class R-4 [Member]	99	309	536	1,190
MidCap Fund, Class R-5 [Member]	87	271	471	1,049
MidCap Fund, Class R-6 [Member]	62	794	1,172	1,652

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - MidCap Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Fund, Class C [Member]	176	545	939	2,041
MidCap Fund, Class J [Member]	84	262	455	1,014

PFI Prospectus [Member] | MidCap S&P 400 Index Fund [Member]
MIDCAP S&P 400 INDEX FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - MidCap S&P 400 Index Fund [Member]		MidCap S&P 400 Index Fund, Class J [Member]		MidCap S&P 400 Index Fund, Institutional Class [Member]		MidCap S&P 400 Index Fund, Class R-1 [Member]		MidCap S&P 400 Index Fund, Class R-2 [Member]		MidCap S&P 400 Index Fund, Class R-3 [Member]		MidCap S&P 400 Index Fund, Class R-4 [Member]		MidCap S&P 400 Index Fund, Class R-5 [Member]	MidCap S&P 400 Index Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.19%		0.05%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement		none		none	[3]	none		none		none		none		none	(176.24%)	[4]
Net Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	0.17%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("PMC), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Management Corporation ("PMC), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - MidCap S&P 400 Index Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap S&P 400 Index Fund, Class J [Member]	150	157	274	616
MidCap S&P 400 Index Fund, Institutional Class [Member]	20	64	113	255
MidCap S&P 400 Index Fund, Class R-1 [Member]	106	331	574	1,271
MidCap S&P 400 Index Fund, Class R-2 [Member]	93	290	504	1,120
MidCap S&P 400 Index Fund, Class R-3 [Member]	75	233	406	906
MidCap S&P 400 Index Fund, Class R-4 [Member]	55	173	302	677
MidCap S&P 400 Index Fund, Class R-5 [Member]	43	135	235	530
MidCap S&P 400 Index Fund, Class R-6 [Member]	17	773	1,159	1,634

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class J [Member] | USD ($)	50	157	274	616

PFI Prospectus [Member] | MidCap Value Fund III [Member]
MIDCAP VALUE FUND III
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - MidCap Value Fund III [Member]		MidCap Value Fund III, Class A [Member]		MidCap Value III Fund, Class J [Member]		MidCap Value III Fund, Institutional Class [Member]		MidCap Value III Fund, Class R-1 [Member]		MidCap Value III Fund, Class R-2 [Member]		MidCap Value III Fund, Class R-3 [Member]		MidCap Value III Fund, Class R-4 [Member]		MidCap Value III Fund, Class R-5 [Member]	MidCap Value Fund III, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%	0.64%
Distribution and Service (12b-1) Fees		0.25%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.13%		0.02%		0.53%		0.45%		0.32%		0.28%		0.26%	0.55%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.33%		0.93%		0.67%		1.53%		1.40%		1.22%		1.03%		0.91%	1.20%
Fee Waiver or Reimbursement	[2]	(0.02%)	[3]	(0.01%)		(0.01%)	[4]	(0.01%)		(0.01%)		(0.01%)		(0.01%)		(0.01%)	(0.54%)	[3]
Net Expenses (as a percentage of Assets)		1.31%		0.92%		0.66%		1.52%		1.39%		1.21%		1.02%		0.90%	0.66%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PMC, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class A shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - MidCap Value Fund III [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Value Fund III, Class A [Member]	676	946	1,237	2,062
MidCap Value III Fund, Class J [Member]	194	295	514	1,142
MidCap Value III Fund, Institutional Class [Member]	67	213	372	834
MidCap Value III Fund, Class R-1 [Member]	155	482	833	1,823
MidCap Value III Fund, Class R-2 [Member]	142	442	765	1,679
MidCap Value III Fund, Class R-3 [Member]	123	386	669	1,476
MidCap Value III Fund, Class R-4 [Member]	104	327	568	1,259
MidCap Value III Fund, Class R-5 [Member]	92	289	503	1,119
MidCap Value Fund III, Class R-6 Shares [Member]	67	327	608	1,407

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | MidCap Value Fund III [Member] | MidCap Value III Fund, Class J [Member] | USD ($)	94	295	514	1,142

PFI Prospectus [Member] | Principal Capital Appreciation Fund [Member]
PRINCIPAL CAPITAL APPRECIATION FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal Capital Appreciation Fund [Member]	Principal Capital Appreciation Fund, Class A [Member]	Principal Capital Appreciation Fund, Class C [Member]	Principal Capital Appreciation Fund, Institutional Class [Member]		Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Principal Capital Appreciation Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		0.35%	0.30%	0.25%	0.10%	none
Other Expenses (as a percentage of Assets):	0.14%	0.22%	0.02%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)	0.84%	1.67%	0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
Fee Waiver or Reimbursement	none	none	none	[1]	none	none	none	none	none
Net Expenses (as a percentage of Assets)	0.84%	1.67%	0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.47% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Principal Capital Appreciation Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Capital Appreciation Fund, Class A [Member]	631	803	990	1,530
Principal Capital Appreciation Fund, Class C [Member]	270	526	907	1,976
Principal Capital Appreciation Fund, Institutional Class [Member]	48	151	263	591
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	135	421	729	1,601
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	122	381	660	1,455
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	104	325	563	1,248
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	85	265	460	1,025
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	73	227	395	883

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class C [Member] | USD ($)	170	526	907	1,976

PFI Prospectus [Member] | Principal LifeTime Hybrid Income Fund [Member]
PRINCIPAL LIFETIME HYBRID INCOME FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid Income Fund [Member]		Principal LifeTime Hybrid Income Fund, Institutional Class [Member]	Principal LifeTime Hybrid Income Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.82%	173.70%
Acquired Fund Fees and Expenses		0.39%	0.39%
Expenses (as a percentage of Assets)		1.21%	174.09%
Fee Waiver or Reimbursement	[2]	(0.77%)	(173.68%)
Net Expenses (as a percentage of Assets)		0.44%	0.41%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2015 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2015 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2015 Fund [Member]		Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.40%	171.00%
Acquired Fund Fees and Expenses		0.41%	0.41%
Expenses (as a percentage of Assets)		0.81%	171.41%
Fee Waiver or Reimbursement	[2]	(0.35%)	(170.98%)
Net Expenses (as a percentage of Assets)		0.46%	0.43%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2020 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2020 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2020 Fund [Member]		Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.15%	171.30%
Acquired Fund Fees and Expenses		0.41%	0.41%
Expenses (as a percentage of Assets)		0.56%	171.71%
Fee Waiver or Reimbursement	[2]	(0.10%)	(171.28%)
Net Expenses (as a percentage of Assets)		0.46%	0.43%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2025 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2025 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2025 Fund [Member]		Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2025 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.54%	169.02%
Acquired Fund Fees and Expenses		0.42%	0.42%
Expenses (as a percentage of Assets)		0.96%	169.44%
Fee Waiver or Reimbursement	[2]	(0.49%)	(169.00%)
Net Expenses (as a percentage of Assets)		0.47%	0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2030 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2030 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2030 Fund [Member]		Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2030 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.15%	169.71%
Acquired Fund Fees and Expenses		0.42%	0.42%
Expenses (as a percentage of Assets)		0.57%	170.13%
Fee Waiver or Reimbursement	[2]	(0.10%)	(169.69%)
Net Expenses (as a percentage of Assets)		0.47%	0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2035 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2035 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2035 Fund [Member]		Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2035 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.63%	167.74%
Acquired Fund Fees and Expenses		0.42%	0.42%
Expenses (as a percentage of Assets)		1.05%	168.16%
Fee Waiver or Reimbursement	[2]	(0.58%)	(167.72%)
Net Expenses (as a percentage of Assets)		0.47%	0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2040 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2040 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2040 Fund [Member]		Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2040 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.24%	166.92%
Acquired Fund Fees and Expenses		0.43%	0.43%
Expenses (as a percentage of Assets)		0.67%	167.35%
Fee Waiver or Reimbursement	[2]	(0.19%)	(166.90%)
Net Expenses (as a percentage of Assets)		0.48%	0.45%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2045 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2045 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2045 Fund [Member]		Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2045 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		1.07%	166.99%
Acquired Fund Fees and Expenses		0.44%	0.44%
Expenses (as a percentage of Assets)		1.51%	167.43%
Fee Waiver or Reimbursement	[2]	(1.02%)	(166.97%)
Net Expenses (as a percentage of Assets)		0.49%	0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2050 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2050 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2050 Fund [Member]		Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2050 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.42%	166.19%
Acquired Fund Fees and Expenses		0.44%	0.44%
Expenses (as a percentage of Assets)		0.86%	166.63%
Fee Waiver or Reimbursement	[2]	(0.37%)	(166.17%)
Net Expenses (as a percentage of Assets)		0.49%	0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2055 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2055 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2055 Fund [Member]		Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2055 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		4.07%	168.34%
Acquired Fund Fees and Expenses		0.44%	0.44%
Expenses (as a percentage of Assets)		4.51%	168.78%
Fee Waiver or Reimbursement	[2]	(4.02%)	(168.32%)
Net Expenses (as a percentage of Assets)		0.49%	0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Principal LifeTime Hybrid 2060 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2060 FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Principal LifeTime Hybrid 2060 Fund [Member]		Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]	Principal LifeTime Hybrid 2060 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		11.51%	172.37%
Acquired Fund Fees and Expenses		0.44%	0.44%
Expenses (as a percentage of Assets)		11.95%	172.81%
Fee Waiver or Reimbursement	[2]	(11.46%)	(172.35%)
Net Expenses (as a percentage of Assets)		0.49%	0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

PFI Prospectus [Member] | Real Estate Securities Fund [Member]
REAL ESTATE SECURITIES FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Real Estate Securities Fund [Member]		Real Estate Securities, Class A [Member]		Real Estate Securities Fund, Class C [Member]		Real Estate Securities, Class J [Member]		Real Estate Securities, Institutional Class [Member]		Real Estate Securities, Class R-1 [Member]		Real Estate Securities, Class R-2 [Member]		Real Estate Securities, Class R-3 [Member]		Real Estate Securities, Class R-4 [Member]		Real Estate Securities, Class R-5 [Member]	Real Estate Securities Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%	0.81%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.19%		0.26%		0.16%		0.07%		0.54%		0.46%		0.33%		0.29%		0.27%	176.25%	[2]
Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%		0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	177.06%
Fee Waiver or Reimbursement		none		none		none		none	[3]	none		none		none		none		none	(176.23%)	[4]
Net Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%		0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	0.83%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Real Estate Securities Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Real Estate Securities, Class A [Member]	670	925	1,199	1,978
Real Estate Securities Fund, Class C [Member]	310	649	1,114	2,400
Real Estate Securities, Class J [Member]	214	356	617	1,363
Real Estate Securities, Institutional Class [Member]	90	281	488	1,084
Real Estate Securities, Class R-1 [Member]	173	536	923	2,009
Real Estate Securities, Class R-2 [Member]	160	496	855	1,867
Real Estate Securities, Class R-3 [Member]	142	440	761	1,669
Real Estate Securities, Class R-4 [Member]	122	381	660	1,455
Real Estate Securities, Class R-5 [Member]	110	343	595	1,317
Real Estate Securities Fund, Class R-6 [Member]	85	805	1,178	1,661

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Real Estate Securities Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Real Estate Securities Fund, Class C [Member]	210	649	1,114	2,400
Real Estate Securities, Class J [Member]	114	356	617	1,363

PFI Prospectus [Member] | Strategic Asset Management Balanced Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Strategic Asset Management Balanced Portfolio [Member]		SAM Balanced Fund, Class A [Member]		SAM Balanced Fund, Class C [Member]		SAM Balanced Fund, Class J [Member]		SAM Balanced Fund, Institutional Class [Member]		SAM Balanced Fund, Class R-1 [Member]		SAM Balanced Fund, Class R-2 [Member]		SAM Balanced Fund, Class R-3 [Member]		SAM Balanced Fund, Class R-4 [Member]		SAM Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.09%		0.05%		none		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.74%		0.74%		0.74%		0.74%		0.74%		0.74%		0.74%		0.74%		0.74%
Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%		1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
Fee Waiver or Reimbursement		none		none		none		none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%		1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.28% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Strategic Asset Management Balanced Portfolio [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Balanced Fund, Class A [Member]	682	960	1,259	2,106
SAM Balanced Fund, Class C [Member]	314	661	1,134	2,441
SAM Balanced Fund, Class J [Member]	224	387	670	1,477
SAM Balanced Fund, Institutional Class [Member]	104	325	563	1,248
SAM Balanced Fund, Class R-1 [Member]	193	597	1,026	2,222
SAM Balanced Fund, Class R-2 [Member]	180	557	959	2,084
SAM Balanced Fund, Class R-3 [Member]	162	502	866	1,889
SAM Balanced Fund, Class R-4 [Member]	143	443	766	1,680
SAM Balanced Fund, Class R-5 [Member]	130	406	702	1,545

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Strategic Asset Management Balanced Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Balanced Fund, Class C [Member]	214	661	1,134	2,441
SAM Balanced Fund, Class J [Member]	124	387	670	1,477

PFI Prospectus [Member] | Strategic Asset Management Conservative Balanced Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Strategic Asset Management Conservative Balanced Portfolio [Member]		SAM Conservative Balanced Fund, Class A [Member]		SAM Conservative Balanced Fund, Class C [Member]		SAM Conservative Balanced Fund, Class J [Member]		SAM Conservative Balanced Fund, Institutional Class [Member]		SAM Conservative Balanced Fund, Class R-1 [Member]		SAM Conservative Balanced Fund, Class R-2 [Member]		SAM Conservative Balanced Fund, Class R-3 [Member]		SAM Conservative Balanced Fund, Class R-4 [Member]		SAM Conservative Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.10%		0.05%		0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%
Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%		0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
Fee Waiver or Reimbursement		none	[2]	none	[2]	none	[2]	none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%		0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63% for Class A, 1.38% for Class C, and 0.63% for Class J shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Strategic Asset Management Conservative Balanced Portfolio [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Conservative Balanced Fund, Class A [Member]	676	942	1,229	2,042
SAM Conservative Balanced Fund, Class C [Member]	309	646	1,108	2,390
SAM Conservative Balanced Fund, Class J [Member]	218	368	638	1,409
SAM Conservative Balanced Fund, Institutional Class [Member]	99	309	536	1,190
SAM Conservative Balanced Fund, Class R-1 [Member]	187	579	995	2,159
SAM Conservative Balanced Fund, Class R-2 [Member]	174	539	928	2,019
SAM Conservative Balanced Fund, Class R-3 [Member]	156	483	834	1,824
SAM Conservative Balanced Fund, Class R-4 [Member]	136	425	734	1,613
SAM Conservative Balanced Fund, Class R-5 [Member]	124	387	670	1,477

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Strategic Asset Management Conservative Balanced Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Conservative Balanced Fund, Class C [Member]	209	646	1,108	2,390
SAM Conservative Balanced Fund, Class J [Member]	118	368	638	1,409

PFI Prospectus [Member] | Strategic Asset Management Conservative Growth Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Strategic Asset Management Conservative Growth Portfolio [Member]		SAM Conservative Growth Fund, Class A [Member]		SAM Conservative Growth Fund, Class C [Member]		SAM Conservative Growth Fund, Class J [Member]		SAM Conservative Growth Fund, Institutional Class [Member]		SAM Conservative Growth Fund, Class R-1 [Member]		SAM Conservative Growth Fund, Class R-2 [Member]		SAM Conservative Growth Fund, Class R-3 [Member]		SAM Conservative Growth Fund, Class R-4 [Member]		SAM Conservative Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.11%		0.06%		0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.79%		0.79%		0.79%		0.79%		0.79%		0.79%		0.79%		0.79%		0.79%
Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%		1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
Fee Waiver or Reimbursement		none		none		none		none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%		1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Strategic Asset Management Conservative Growth Portfolio [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Conservative Growth Fund, Class A [Member]	687	975	1,284	2,158
SAM Conservative Growth Fund, Class C [Member]	321	682	1,169	2,513
SAM Conservative Growth Fund, Class J [Member]	230	406	702	1,545
SAM Conservative Growth Fund, Institutional Class [Member]	110	343	595	1,317
SAM Conservative Growth Fund, Class R-1 [Member]	198	612	1,052	2,275
SAM Conservative Growth Fund, Class R-2 [Member]	185	573	985	2,137
SAM Conservative Growth Fund, Class R-3 [Member]	167	517	892	1,944
SAM Conservative Growth Fund, Class R-4 [Member]	148	459	792	1,735
SAM Conservative Growth Fund, Class R-5 [Member]	135	421	729	1,601

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Strategic Asset Management Conservative Growth Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Conservative Growth Fund, Class C [Member]	221	682	1,169	2,513
SAM Conservative Growth Fund, Class J [Member]	130	406	702	1,545

PFI Prospectus [Member] | Strategic Asset Management Flexible Income Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Strategic Asset Management Flexible Income Portfolio [Member]		SAM Flexible Income Fund, Class A [Member]		SAM Flexible Income Fund, Class C [Member]		SAM Flexible Income Fund, Class J [Member]		SAM Flexible Income Fund, Institutional Class [Member]		SAM Flexible Income Fund, Class R-1 [Member]		SAM Flexible Income Fund, Class R-2 [Member]		SAM Flexible Income Fund, Class R-3 [Member]		SAM Flexible Income Fund, Class R-4 [Member]		SAM Flexible Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.08%		0.10%		0.06%		0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.57%		0.57%		0.57%		0.57%		0.57%		0.57%		0.57%		0.57%		0.57%
Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%		0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
Fee Waiver or Reimbursement		none		none		none		none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%		0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Strategic Asset Management Flexible Income Portfolio [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Flexible Income Fund, Class A [Member]	491	736	1,000	1,753
SAM Flexible Income Fund, Class C [Member]	298	612	1,052	2,275
SAM Flexible Income Fund, Class J [Member]	208	337	585	1,294
SAM Flexible Income Fund, Institutional Class [Member]	88	274	477	1,061
SAM Flexible Income Fund, Class R-1 [Member]	176	545	939	2,041
SAM Flexible Income Fund, Class R-2 [Member]	163	505	871	1,900
SAM Flexible Income Fund, Class R-3 [Member]	145	449	776	1,702
SAM Flexible Income Fund, Class R-4 [Member]	125	390	676	1,489
SAM Flexible Income Fund, Class R-5 [Member]	113	353	612	1,352

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Strategic Asset Management Flexible Income Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Flexible Income Fund, Class C [Member]	198	612	1,052	2,275
SAM Flexible Income Fund, Class J [Member]	108	337	585	1,294

PFI Prospectus [Member] | Strategic Asset Management Strategic Growth Portfolio Account
SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Strategic Asset Management Strategic Growth Portfolio Account		SAM Strategic Growth Fund, Class A [Member]		SAM Strategic Growth Fund, Class C [Member]		SAM Strategic Growth Fund, Class J [Member]		SAM Strategic Growth Fund, Institutional Class [Member]		SAM Strategic Growth Fund, Class R-1 [Member]		SAM Strategic Growth Fund, Class R-2 [Member]		SAM Strategic Growth Fund, Class R-3 [Member]		SAM Strategic Growth Fund, Class R-4 [Member]		SAM Strategic Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.13%		0.13%		0.07%		0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.78%		0.78%		0.78%		0.78%		0.78%		0.78%		0.78%		0.78%		0.78%
Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%		1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
Fee Waiver or Reimbursement		none		none		none		none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%		1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Strategic Asset Management Strategic Growth Portfolio Account - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SAM Strategic Growth Fund, Class A [Member]	689	980	1,294	2,179
SAM Strategic Growth Fund, Class C [Member]	322	685	1,175	2,524
SAM Strategic Growth Fund, Class J [Member]	230	406	702	1,545
SAM Strategic Growth Fund, Institutional Class [Member]	109	340	590	1,306
SAM Strategic Growth Fund, Class R-1 [Member]	197	609	1,047	2,264
SAM Strategic Growth Fund, Class R-2 [Member]	184	569	980	2,127
SAM Strategic Growth Fund, Class R-3 [Member]	166	514	887	1,933
SAM Strategic Growth Fund, Class R-4 [Member]	147	456	787	1,724
SAM Strategic Growth Fund, Class R-5 [Member]	134	418	723	1,590

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Strategic Asset Management Strategic Growth Portfolio Account - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Strategic Growth Fund, Class C [Member]	222	685	1,175	2,524
SAM Strategic Growth Fund, Class J [Member]	130	406	702	1,545

PFI Prospectus [Member] | Short-Term Income Fund [Member]
SHORT-TERM INCOME FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Short-Term Income Fund [Member]		Short-Term Income Fund, Class A [Member]		Short-Term Income Fund, Class C [Member]		Short-Term Income Fund, Class J Shares [Member]		Short-Term Income Fund, Institutional Class [Member]		Short-Term Income Fund, Class R-1 Shares [Member]		Short-Term Income Fund, Class R-2 Shares [Member]		Short-Term Income Fund, Class R-3 Shares [Member]		Short-Term Income Fund, Class R-4 Shares [Member]		Short-Term Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.41%		0.41%		0.41%		0.41%		0.41%		0.41%		0.41%		0.41%		0.41%
Distribution and Service (12b-1) Fees		0.15%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.13%		0.16%		0.13%		0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%		0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement		none		none		none		none	[2]	none	[3]	none	[3]	none	[3]	(0.01%)	[3]	none	[3]
Net Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%		0.43%		1.30%		1.17%		0.99%		0.79%		0.68%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5 shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Short-Term Income Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Short-Term Income Fund, Class A [Member]	294	441	601	1,064
Short-Term Income Fund, Class C [Member]	260	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	170	221	384	859
Short-Term Income Fund, Institutional Class [Member]	44	138	241	542
Short-Term Income Fund, Class R-1 Shares [Member]	132	412	713	1,568
Short-Term Income Fund, Class R-2 Shares [Member]	119	372	644	1,420
Short-Term Income Fund, Class R-3 Shares [Member]	101	315	547	1,213
Short-Term Income Fund, Class R-4 Shares [Member]	81	254	443	989
Short-Term Income Fund, Class R-5 Shares [Member]	69	218	379	847

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Short-Term Income Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Short-Term Income Fund, Class C [Member]	160	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	70	221	384	859

PFI Prospectus [Member] | SmallCap Fund [Member]
SMALLCAP FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - SmallCap Fund [Member]		SmallCap Fund, Class A [Member]		SmallCap Fund, Class C [Member]		SmallCap Fund, Class J [Member]		SmallCap Fund, Institutional Class [Member]		SmallCap Fund, Class R-1 [Member]		SmallCap Fund, Class R-2 [Member]		SmallCap Fund, Class R-3 [Member]		SmallCap Fund, Class R-4 [Member]		SmallCap Fund, Class R-5 [Member]	SmallCap Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.24%		0.34%		0.12%		0.07%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%	0.02%
Expenses (as a percentage of Assets)		1.26%		2.11%		1.04%		0.84%		1.66%		1.53%		1.35%		1.16%		1.04%	177.03%
Fee Waiver or Reimbursement		none		(0.01%)	[3]	none		(0.02%)	[3]	none		none		none		none		none	(176.24%)	[3]
Net Expenses (as a percentage of Assets)		1.26%		2.10%		1.04%		0.82%		1.66%		1.53%		1.35%		1.16%		1.04%	0.79%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C and 0.80% for Institutional Class shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - SmallCap Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Fund, Class A [Member]	671	928	1,204	1,989
SmallCap Fund, Class C [Member]	313	660	1,133	2,441
SmallCap Fund, Class J [Member]	206	331	574	1,271
SmallCap Fund, Institutional Class [Member]	84	266	464	1,035
SmallCap Fund, Class R-1 [Member]	169	523	902	1,965
SmallCap Fund, Class R-2 [Member]	156	483	834	1,824
SmallCap Fund, Class R-3 [Member]	137	428	739	1,624
SmallCap Fund, Class R-4 [Member]	118	368	638	1,409
SmallCap Fund, Class R-5 [Member]	106	331	574	1,271
SmallCap Fund, Class R-6 [Member]	81	802	1,177	1,659

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - SmallCap Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Fund, Class C [Member]	213	660	1,133	2,441
SmallCap Fund, Class J [Member]	106	331	574	1,271

PFI Prospectus [Member] | SmallCap Growth Fund I [Member]
SMALLCAP GROWTH FUND I
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - SmallCap Growth Fund I [Member]		SmallCap Growth I Fund, Class J [Member]		SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]		SmallCap Growth I Fund, Class R-2 [Member]		SmallCap Growth I Fund, Class R-3 [Member]		SmallCap Growth I Fund, Class R-4 [Member]		SmallCap Growth I Fund, Class R-5 [Member]	SmallCap Growth Fund I, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		1.08%		1.08%	1.08%		1.08%		1.08%		1.08%		1.08%	1.08%
Distribution and Service (12b-1) Fees		0.15%	[1]	none	0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.18%		0.02%	0.54%		0.46%		0.33%		0.29%		0.27%	9.51%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.42%		1.11%	1.98%		1.85%		1.67%		1.48%		1.36%	10.60%
Fee Waiver or Reimbursement	[2],[3]	(0.07%)		(0.08%)	(0.09%)		(0.09%)		(0.09%)		(0.09%)		(0.09%)	(9.57%)
Net Expenses (as a percentage of Assets)		1.35%		1.03%	1.89%		1.76%		1.58%		1.39%		1.27%	1.03%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PMC, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class J, 1.02% for Institutional, 1.88% for Class R-1, 1.75% for Class R-2, 1.57% for Class R-3, 1.38% for Class R-4 and 1.26% for Class R-5 shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - SmallCap Growth Fund I [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Growth I Fund, Class J [Member]	237	442	770	1,696
SmallCap Growth I Fund, Institutional Class [Member]	105	345	604	1,345
SmallCap Growth I Fund, Class R-1 [Member]	192	613	1,059	2,299
SmallCap Growth I Fund, Class R-2 [Member]	179	573	992	2,162
SmallCap Growth I Fund, Class R-3 [Member]	161	518	899	1,969
SmallCap Growth I Fund, Class R-4 [Member]	142	459	799	1,761
SmallCap Growth I Fund, Class R-5 [Member]	129	422	736	1,627
SmallCap Growth Fund I, Class R-6 Shares [Member]	105	2,188	4,043	7,846

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | SmallCap Growth Fund I [Member] | SmallCap Growth I Fund, Class J [Member] | USD ($)	137	442	770	1,696

PFI Prospectus [Member] | SmallCap S&P 600 Index Fund [Member]
SMALLCAP S&P 600 INDEX FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - SmallCap S&P 600 Index Fund [Member]		SmallCap S&P 600 Index Fund, Class J [Member]		SmallCap S&P 600 Index Fund, Institutional Class [Member]		SmallCap S&P 600 Index Fund, Class R-1 [Member]		SmallCap S&P 600 Index Fund, Class R-2 [Member]		SmallCap S&P 600 Index Fund, Class R-3 [Member]		SmallCap S&P 600 Index Fund, Class R-4 [Member]		SmallCap S&P 600 Index Fund, Class R-5 [Member]	SmallCap S&P 600 Index Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.16%		0.06%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement		none		none	[3]	none		none		none		none		none	(176.24%)	[4]
Net Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	0.17%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.27% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - SmallCap S&P 600 Index Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap S&P 600 Index Fund, Class J [Member]	147	148	258	579
SmallCap S&P 600 Index Fund, Institutional Class [Member]	22	68	118	268
SmallCap S&P 600 Index Fund, Class R-1 [Member]	106	331	574	1,271
SmallCap S&P 600 Index Fund, Class R-2 [Member]	93	290	504	1,120
SmallCap S&P 600 Index Fund, Class R-3 [Member]	75	233	406	906
SmallCap S&P 600 Index Fund, Class R-4 [Member]	55	173	302	677
SmallCap S&P 600 Index Fund, Class R-5 [Member]	43	135	235	530
SmallCap S&P 600 Index Fund, Class R-6 [Member]	17	773	1,159	1,634

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class J [Member] | USD ($)	47	148	258	579

PFI Prospectus [Member] | SmallCap Value Fund II [Member]
SMALLCAP VALUE FUND II
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - SmallCap Value Fund II [Member]		SmallCap Value Fund II, Class A [Member]		SmallCap Value II Fund, Class J [Member]		SmallCap Value II Fund, Institutional Class [Member]		SmallCap Value II Fund, Class R-1 [Member]		SmallCap Value II Fund, Class R-2 [Member]		SmallCap Value II Fund, Class R-3 [Member]		SmallCap Value II Fund, Class R-4 [Member]		SmallCap Value II Fund, Class R-5 [Member]	SmallCap Value Fund II, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.98%		0.98%		0.98%		0.98%		0.98%		0.98%		0.98%		0.98%	0.98%
Distribution and Service (12b-1) Fees		0.25%	[1]	0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	1.22%		0.29%		0.03%		0.54%		0.46%		0.33%		0.29%		0.27%	2.07%
Acquired Fund Fees and Expenses		0.06%		0.06%		0.06%		0.06%		0.06%		0.06%		0.06%		0.06%	0.06%
Expenses (as a percentage of Assets)		2.51%		1.48%		1.07%		1.93%		1.80%		1.62%		1.43%		1.31%	3.11%
Fee Waiver or Reimbursement	[2]	(1.00%)	[3]	(0.02%)		(0.02%)	[4]	(0.02%)		(0.02%)		(0.02%)		(0.02%)		(0.02%)	(2.07%)	[3]
Net Expenses (as a percentage of Assets)		1.51%		1.46%		1.05%		1.91%		1.78%		1.60%		1.41%		1.29%	1.04%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PMC, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - SmallCap Value Fund II [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Value Fund II, Class A [Member]	695	1,198	1,727	3,168
SmallCap Value II Fund, Class J [Member]	249	466	806	1,767
SmallCap Value II Fund, Institutional Class [Member]	107	338	588	1,304
SmallCap Value II Fund, Class R-1 [Member]	194	604	1,040	2,252
SmallCap Value II Fund, Class R-2 [Member]	181	564	973	2,114
SmallCap Value II Fund, Class R-3 [Member]	163	509	879	1,920
SmallCap Value II Fund, Class R-4 [Member]	144	450	780	1,711
SmallCap Value II Fund, Class R-5 [Member]	131	413	716	1,577
SmallCap Value Fund II, Class R-6 Shares [Member]	106	765	1,449	3,276

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | SmallCap Value Fund II [Member] | SmallCap Value II Fund, Class J [Member] | USD ($)	149	466	806	1,767

PFI Prospectus [Member] | Tax-Exempt Bond Fund [Member]
TAX-EXEMPT BOND FUND
Effective March 24, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Tax-Exempt Bond Fund [Member]	Tax-Exempt Bond Fund, Class A [Member]	Tax-Exempt Bond Fund, Class C [Member]		Tax-Exempt Bond Fund, Class P [Member]		Tax-Exempt Bond Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.45%	0.45%		0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%		none		none
Component1 Other Expenses	0.03%	0.03%		0.03%		0.03%
Component2 Other Expenses	0.08%	0.21%		0.24%		0.85%
Other Expenses (as a percentage of Assets):	0.11%	0.24%		0.27%		0.88%
Expenses (as a percentage of Assets)	0.81%	1.69%		0.72%		1.33%
Fee Waiver or Reimbursement	none	(0.06%)	[1]	(0.17%)	[1]	(0.78%)	[1]
Net Expenses (as a percentage of Assets)	0.81%	1.63%		0.55%		0.55%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class C, 0.52% for Class P and 0.52% for Institutional Class shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
Effective March 24, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Tax-Exempt Bond Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Tax-Exempt Bond Fund, Class A [Member]	455	624	808	1,339
Tax-Exempt Bond Fund, Class C [Member]	266	527	912	1,993
Tax-Exempt Bond Fund, Class P [Member]	56	213	384	879
Tax-Exempt Bond Fund, Institutional Class [Member]	56	344	654	1,533

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class C [Member] | USD ($)	166	527	912	1,993